Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 11,744,147	$ 12,710,362	$ 14,763,516
Less: Allowance for doubtful accounts	(1,071,410)	(1,276,858)	(1,307,965)
Total, net	$ 10,672,737	$ 11,433,504	$ 13,455,551